Stockholders' Equity, Warrants (Detail) - $ / shares	4 Months Ended	7 Months Ended
	Jun. 09, 2020	Sep. 30, 2020
Warrants [Abstract]
Period for warrants to become exercisable	30 years	30 days
Expiration period of warrants	5 years	5 years
Warrant redemption price (in dollars per share)	$ 10	$ 10
Maximum [Member]
Warrants [Abstract]
Period for warrants to become exercisable	12 months	12 months
Number of days to file registration statement	20 days	20 days
Period for registration statement to become effective	60 days	60 days
Redemption of Warrants When Price Exceeds $10.00 [Member]
Warrants [Abstract]
Trading day threshold period	30 days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Period for warrants to become exercisable	90 days	90 days
Warrant redemption price (in dollars per share)	$ 0.10	$ 0.10
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 10.00	$ 10.00
Notice period to redeem warrants	30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member]
Warrants [Abstract]
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Minimum [Member]
Warrants [Abstract]
Notice period to redeem warrants	30 days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
Warrants [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00